UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 101.7%
Alabama 1.3%
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded 8/1/2012 @ 100, 5.0%, 2/1/2041, INS: FGIC	8,000,000	8,174,960
Alaska 0.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	1,980,000	2,060,428
Arizona 2.1%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,273,060
Series D, 5.5%, 1/1/2019	5,000,000	5,973,400
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012, INS: AGMC	1,000,000	1,029,410
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	10,000	10,052
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,684,802
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	180,000	185,371

		13,156,095
Arkansas 0.3%
Rogers, AR, Sales & Use Tax Revenue, 4.0%, 11/1/2013	1,450,000	1,532,230
California 5.9%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.07% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	7,890,000	7,890,000
California, State Department of Water Resources Power Supply Revenue:
Series M, 5.0%, 5/1/2013	2,205,000	2,335,580
Series G-4, 5.0%, 5/1/2016	2,500,000	2,935,800
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,919,848
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Series A, AMT, 1.2% *, Mandatory Put 2/1/2012 @ 100, 8/1/2023	1,500,000	1,499,955
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,165,960
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,709,405
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012, LIQ: Fannie Mae	170,000	173,111
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, ETM, 4.25%, 7/1/2012	110,000	111,880
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, LIQ: Fannie Mae	105,000	105,932
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024, INS: NATL	5,000	5,019
Orange County, CA, Water District, Certificates of Participation, Series A, 0.07% **, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	5,000	4,998
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,365,100
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,793,741
Series C, 5.0%, 5/1/2020	2,000,000	2,445,480
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014, INS: NATL	2,475,000	2,483,564

		36,445,373
Colorado 0.8%
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Class III, Series B-4, AMT, 5.0%, 5/1/2032, INS: NATL	35,000	35,268
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,227,470
Denver, CO, City & County Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	3,335,000	3,571,118
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	80,000	81,509

		4,915,365
Delaware 0.1%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	745,000	786,765
District of Columbia 0.5%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	2,895,000	2,957,329
Florida 7.8%
Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012, INS: NATL	6,000,000	6,023,640
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,260,000	1,366,180
Florida, Jacksonville Electric Authority Revenue, Series 23, 5.0%, 10/1/2013	5,000,000	5,383,400
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,742,223
Florida, State Board of Public Education, Capital Outlay, Series 2008-C, 4.0%, 6/1/2012	3,985,000	4,036,207
Florida, State Department Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	4,490,000	4,560,762
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC, NATL	2,135,000	2,275,227
Lee County, FL, Airport Revenue:
Series A, AMT, 5.0%, 10/1/2012, INS: AGMC	1,500,000	1,543,215
Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,424,588
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series B, 2.0%, 7/1/2012, INS: AGC	1,000,000	1,005,580
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018, INS: FGIC, NATL	4,000,000	4,157,840
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.09% **, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,852,775
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,656,400

		47,778,037
Georgia 3.8%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,139,070
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, Mandatory Put 3/1/2012 @ 100, 3/1/2032, LIQ: Fannie Mae	2,545,000	2,552,712
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	622,490
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,294,680
Series A, 5.0%, 2/15/2019	1,500,000	1,731,855
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.08% **, 8/1/2040, SPA: Royal Bank of Canada	3,995,000	3,995,000
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	130,000	135,806
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2020 (a)	1,000,000	1,220,210
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,914,312
Georgia, State General Obligation, Series A, 4.0%, 7/1/2013	7,420,000	7,817,044

		23,423,179
Hawaii 1.9%
Hawaii, State Airport Systems Revenue:
AMT, 4.0%, 7/1/2013	1,355,000	1,418,129
Series B, AMT, 5.0%, 7/1/2012	1,850,000	1,886,167
Hawaii, State General Obligation:
Series DK, 5.0%, 5/1/2012	4,000,000	4,048,960
Series EC, 5.0%, 12/1/2013	1,820,000	1,975,665
Hawaii, State Highway Revenue, Series A, 2.0%, 1/1/2013	390,000	396,334
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	765,000	769,613
Honolulu City & County, HI, General Obligation, Series B, 5.5%, 7/1/2013, INS: AGMC	1,000,000	1,073,820

		11,568,688
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	60,000	61,069
Class III, AMT, 5.1%, 7/1/2023	135,000	136,324
Class III, AMT, 5.15%, 7/1/2023	335,000	347,144
Class III, AMT, 5.4%, 7/1/2021	70,000	72,072
Series G-2, AMT, 5.75%, 1/1/2014	5,000	5,042
Series H-2, AMT, 5.85%, 1/1/2014	20,000	20,175
Class III, AMT, 5.95%, 7/1/2019	330,000	339,712
Series E, AMT, 5.95%, 7/1/2020	30,000	30,282

		1,011,820
Illinois 3.8%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,900,418
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,978,395
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,148,660
Chicago, IL, Public Building Commission Revenue, Chicago Transit Authority, ETM, 5.0%, 3/1/2012, INS: AMBAC	250,000	251,013
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,979,000
Illinois, Railsplitter Tobacco Settlement Authority, 4.0%, 6/1/2013	2,250,000	2,335,342
Lake County, IL, Forest Preserve District, Series A, 0.846% *, 12/15/2020	5,000,000	4,585,100
Railsplitter, IL, Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,295,380

		23,473,308
Indiana 2.1%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,203,680
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,200,000	1,248,624
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,988,659
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,054,900
Indiana, State Transportation Finance Authority, Highway Revenue, Series A, Prerefunded 6/1/2013 @ 100, 5.25%, 6/1/2016, INS: AGMC	5,000,000	5,334,100
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012, INS: AGMC	45,000	45,892

		12,875,855
Kansas 0.8%
Kansas, State Department of Transportation Highway Revenue:
Series C-2, 0.07% **, 9/1/2022, SPA: JPMorgan Chase Bank NA	2,000,000	2,000,000
Series C-3, 0.07% **, 9/1/2023, SPA: JPMorgan Chase Bank NA	3,000,000	3,000,000

		5,000,000
Kentucky 0.2%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	895,000	907,378
Louisiana 0.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,532,490
Louisiana, Regional Transit Authority, Sales Tax Revenue, 3.0%, 12/1/2012, INS: AGMC	500,000	509,645
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,770,300

		3,812,435
Maine 0.1%
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	540,000	540,664
Maryland 3.0%
Maryland, State & Local Facilities Loan, Capital Improvement, Series A, 5.0%, 3/1/2012	1,000,000	1,004,070
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,150,000	1,187,271
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	6,180,400
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,041,250
Montgomery County, MD, Anticipation Notes:
Series A, 0.04% **, 6/1/2026, SPA: Wells Fargo Bank NA	1,745,000	1,745,000
0.05% **, 6/1/2026, SPA: Wells Fargo Bank NA	2,900,000	2,900,000
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	35,000	35,146
Series A, AMT, 5.6%, 12/1/2034	50,000	51,175
Series A, AMT, 7.0%, 8/1/2033	50,000	51,822

		18,196,134
Massachusetts 4.0%
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon School, 0.07% **, 10/1/2042, LOC: JPMorgan Chase Bank NA	4,700,000	4,700,000
Massachusetts, State General Obligation:
Series A, 0.04% **, 3/1/2026, SPA: Wells Fargo Bank NA	5,150,000	5,150,000
Series A, 0.05% **, 9/1/2016, SPA: JPMorgan Chase Bank NA	4,950,000	4,950,000
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,260
Massachusetts, State Water Resources Authority:
Series A-3, 0.06% **, 8/1/2037, SPA: Wells Fargo Bank NA	1,800,000	1,800,000
Series C-1, 0.08% **, 11/1/2026, SPA: Bank of America NA	6,730,000	6,730,000

		24,330,260
Michigan 2.1%
Detroit, MI, Sewer Disposal Revenue, Series D, 0.989% *, 7/1/2032, INS: AGMC	4,090,000	2,788,357
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012, INS: FGIC	30,000	30,671
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	210,000	214,427
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,581,340
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT, 3.0%, 12/1/2012	6,190,000	6,283,098

		12,897,893
Minnesota 0.4%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	285,000	290,161
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	775,000	782,642
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.0%, 3/1/2019	1,000,000	1,148,750

		2,221,553
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,399,673
Missouri 1.3%
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded 2/1/2012 @ 100, 5.0%, 2/1/2014	5,000,000	5,000,000
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	1,295,000	1,383,111
Series C, AMT, 5.6%, 9/1/2035	1,110,000	1,166,699
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	570,000	621,665

		8,171,475
Nevada 1.9%
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	1,930,000	1,964,740
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013, INS: AGMC	4,700,000	5,016,921
Las Vegas Valley, NV, Water District Improvement, Series A, Prerefunded 12/01/2012 @ 100, 5.25%, 6/1/2017, INS: FGIC, NATL	4,585,000	4,778,166
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,059

		11,789,886
New Jersey 3.5%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	421,277	425,944
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, ETM, 5.0%, 3/1/2012	2,375,000	2,384,619
Series J-4, 5.0%, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,447,750
New Jersey, State Transportation Trust Fund Authority Revenue, Transportation Systems:
Series D, 0.08% **, 6/15/2032, LOC: Wells Fargo Bank NA	9,850,000	9,850,000
Series B, 4.0%, 6/15/2013	1,000,000	1,047,570
Series B, 5.0%, 6/15/2020	2,000,000	2,420,920

		21,576,803
New Mexico 1.5%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875%, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,548,950
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	58,300	58,708
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series D, 5.35%, 9/1/2040	1,035,000	1,123,679
University of New Mexico, Systems Improvement Revenues, 0.08% **, 6/1/2026, SPA: JPMorgan Chase Bank NA	5,560,000	5,560,000

		9,291,337
New York 7.0%
New York, Eagle Tax-Exempt Trust, "A", Series 20090047, 144A, 0.08% **, 6/15/2035, LIQ: Citibank NA	2,400,000	2,400,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, University of Rochester, Series A-1, 0.08% **, 7/1/2027, LOC: Bank of America NA	10,000,000	10,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2012	1,000,000	1,018,290
New York, State Local Government Assistance Corp., Series 8V, 0.07% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	6,000,000	6,000,000
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,005,950
New York, Tobacco Settlement Financing Corp., Series B, 4.0%, 6/1/2013	3,750,000	3,926,962
New York City, NY, Municipal Water Finance Authority, Series F-2, 0.06% **, 6/15/2033, SPA: JPMorgan Chase Bank NA	5,000,000	5,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-1, 0.04% **, 6/15/2024, SPA: JPMorgan Chase Bank NA	4,000,000	4,000,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, Prerefunded 8/1/2013 @ 100, 5.0%, 8/1/2018	2,125,000	2,276,088
New York City, NY, Transitional Finance Authority, Future Tax-Secured, Series C-5, 0.07% **, 8/1/2031, SPA: Bank of America NA	1,400,000	1,400,000
New York, NY, General Obligation, Series H-2, 0.06% **, 8/1/2014, INS: NATL, SPA: Wachovia Bank NA	5,400,000	5,400,000
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	619,146

		43,046,436
North Carolina 2.5%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,682,450
North Carolina, East Carolina University Revenue, Series A, 4.0%, 10/1/2012	610,000	625,226
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,766,235
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	1,015,000	1,054,879
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,607,625
North Carolina, State Grant Anticipation Revenue, Mandatory Put 3/1/2018 @ 100, 4.0%, 3/1/2023	2,000,000	2,271,880
North Carolina, State Grant Anticipation Revenue, Department of State Treasurer, 5.0%, 3/1/2012	1,545,000	1,551,180

		15,559,475
Ohio 6.1%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.07% **, 6/1/2034, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	40,000	40,107
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,249,953
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,477,286
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	6,359,900
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,979,675
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	3,000,000	3,177,420
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	995,000	1,067,595
Ohio, State Water Development Authority Revenue, Fresh Water Development:
5.375%, 12/1/2016	125,000	127,015
Prerefunded 6/1/2012 @ 100, 5.375%, 12/1/2016	1,925,000	1,958,514
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	2,000,000	2,023,280

		37,460,745
Oregon 0.8%
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	625,000	632,550
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	4,180,000	4,485,600

		5,118,150
Pennsylvania 3.6%
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	565,000	566,961
Pennsylvania, State General Obligation:
Series A, 5.0%, 2/15/2012	5,000,000	5,009,550
5.0%, 7/1/2013	7,500,000	8,005,125
Pennsylvania, State Industrial Development Authority Revenue, Economic Development, 5.5%, 7/1/2018, INS: AMBAC	4,650,000	4,782,850
Philadelphia, PA, Airport Revenue, Series C, AMT, 4.0%, 6/15/2012	2,780,000	2,814,972
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	75,000	75,673
Series C, 4.7%, 7/1/2013	70,000	70,628
Series E, 4.7%, 7/1/2013	80,000	80,718
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	360,000	364,712

		21,771,189
Puerto Rico 1.0%
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.25%, 7/1/2012, INS: FGIC	3,790,000	3,858,182
Series A, 5.5%, 7/1/2012, INS: FGIC	2,000,000	2,038,060

		5,896,242
South Carolina 0.8%
Beaufort-Jasper, SC, Water & Sewer Authority, Waterworks & Sewer Systems Revenue, Series B, 4.0%, 3/1/2012	745,000	747,414
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	548,330
South Carolina, State Public Service Authority Revenue, Series D, Prerefunded 1/1/2013 @ 100, 5.25%, 1/1/2014, INS: AGMC	3,500,000	3,658,509

		4,954,253
South Dakota 0.1%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	285,000	290,312
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,388,272
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series B, 4.0%, 7/1/2013, INS: AGMC	2,000,000	2,093,600
Rutherford County, TN, Capital Outlay Notes, 4.0%, 4/1/2012	1,000,000	1,006,260
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	1,355,000	1,394,119

		5,882,251
Texas 14.7%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,244,040
Barbers Hill, TX, Independent School District, 4.0%, 2/15/2022 (a)	2,350,000	2,796,970
Dallas, TX, General Obligation, Series A, 5.0%, 2/15/2012	1,700,000	1,703,213
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,848,880
5.0%, 10/1/2021	2,000,000	2,535,260
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021 (a)	1,500,000	1,754,685
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,998,343
Harris County, TX, General Obligation, Series A, 4.0%, 10/1/2013	1,225,000	1,300,289
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2013	3,000,000	3,159,240
Series A, 5.0%, 7/1/2016	625,000	724,375
Katy, TX, Independent School District, 0.09% **, 8/15/2033, SPA: Bank of America NA	1,530,000	1,530,000
Lubbock, TX, Electric Light & Power Systems Revenue, 4.0%, 4/15/2012	1,000,000	1,007,560
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,534,420
North Texas, Tollway Authority Revenue, First Tier, Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	2,000,000	2,092,980
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,210,280
Spring Branch, TX, Independent School District, 5.0%, 2/1/2012	5,440,000	5,440,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.07% **, 11/15/2050, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,910,580
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2016	4,000,000	4,679,120
Series D, 5.0%, 11/1/2022	1,485,000	1,761,878
Series D, 5.0%, 11/1/2023	2,890,000	3,401,125
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	4,082,260
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	652,288
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	30,000	30,558
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.066% *, 9/15/2017	5,325,000	5,082,606
Texas, State General Obligation, College Student Loan, Series B, AMT, 5.0%, 8/1/2013	1,000,000	1,068,990
Texas, State Public Finance Authority Revenue, Unemployment Compensation:
Series A, 5.0%, 7/1/2012	5,000,000	5,101,050
Series A, 5.0%, 1/1/2013	825,000	861,053
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021 (a)	1,500,000	1,815,375
Texas, Trinity River Authority, Regional Wastewater Systems Revenue:
5.0%, 8/1/2013	2,000,000	2,139,540
5.0%, 8/1/2014	4,805,000	5,343,448
University of Texas, Revenue Bond, Series D, 5.0%, 8/15/2013	800,000	857,984
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,830,486
5.0%, 12/15/2017	1,270,000	1,517,358

		90,016,234
Utah 1.7%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	175,000	185,647
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,277,250
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class II, AMT, 5.4%, 7/1/2016	25,000	25,043
Series C, Class III, AMT, 6.25%, 7/1/2014	15,000	15,323
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	425,000	427,295
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	760,000	778,065
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	260,000	260,268
Utah, State General Obligation, Series A, 4.0%, 7/1/2013	3,000,000	3,160,980

		10,129,871
Vermont 0.0%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034, INS: AGMC	270,000	272,832
Virginia 5.1%
Fairfax County, VA, General Obligation, Series B, 4.0%, 4/1/2020 (a)	6,475,000	7,811,375
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023, GTY: Waste Management, Inc.	2,500,000	2,577,425
Norfolk, VA, Capital Improvement, Series A, 5.0%, 3/1/2012	7,000,000	7,028,560
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.06% **, 11/1/2036, SPA: Wells Fargo Bank NA	7,530,000	7,530,000
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	240,000	286,121
Series B, 5.0%, 11/1/2016	1,060,000	1,270,813
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,660,502

		31,164,796
Washington 5.5%
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,734,524
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,962,360
Pierce County, WA, Peninsula School District No. 401, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,424,700
Port Seattle, WA, Passenger Facility Charge Revenue, Series B, AMT, 5.0%, 12/1/2012	1,000,000	1,038,450
Seattle, WA, Port Revenue, Series B, AMT, 5.625%, 4/1/2016, INS: FGIC, NATL	1,805,000	1,811,570
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.75%, 7/1/2018, INS: NATL	3,500,000	3,575,180
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013 (a)	1,740,000	1,832,951
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,759,420

Washington, State General Obligation:
Series 3087, 144A, 0.08% **, 7/1/2016, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series R-2012A, 5.0%, 7/1/2020	6,625,000	8,406,993

		33,546,148
Wisconsin 0.8%
Milwaukee County, WI, Airport Revenue, Series B, AMT, 5.0%, 12/1/2012	485,000	502,412
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	1,020,000	1,054,292
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,251,950
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,147,840

		4,956,494

Total Municipal Bonds and Notes (Cost $606,882,405)		623,360,351

	Shares	Value ($)

Open-End Investment Company 0.5%
BlackRock MuniFund, 0.005% *** (Cost $3,196,744)	3,196,744	3,196,744

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $610,079,149) †	102.2	626,557,095
Other Assets and Liabilities, Net	(2.2)	(13,633,006)

Net Assets	100.0	612,924,089

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2012.

***	Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $610,079,149.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $16,477,946.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,469,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,991,112.

(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(b)	$—	$623,360,351	$—	$623,360,351
Open-End Investment Company	3,196,744	—	—	3,196,744
Total	$3,196,744	$623,360,351	$—	$626,557,095

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012